Long-Term Debt (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2017	Dec. 20, 2017	Dec. 31, 2016
Revolving Facility, Due 2022
Debt Instrument [Line Items]
Maturity year	2022
Credit Facility interest rate			1.86%
6.60% Senior Notes, Due 2018
Debt Instrument [Line Items]
Maturity year	2018
Interest rate on notes	6.60%	6.60%
Interest rate	6.81%
4.25% Senior Notes, Due 2024
Debt Instrument [Line Items]
Maturity year	2024
Interest rate on notes	4.25%
Interest rate	4.25%
7% Debentures, Due 2025
Debt Instrument [Line Items]
Maturity year	2025
Interest rate on notes	7.00%
Interest rate	7.12%
3.450% Senior Notes, Due 2027
Debt Instrument [Line Items]
Maturity year	2027
Interest rate on notes	3.45%
Interest rate	3.47%
3.500% Senior Notes, Due 2027
Debt Instrument [Line Items]
Maturity year	2027
Interest rate on notes	3.50%
Interest rate	3.53%
6.25% Senior Notes, Due 2037
Debt Instrument [Line Items]
Maturity year	2037
Interest rate on notes	6.25%
Interest rate	6.45%
4.250% Senior Notes, Due 2047
Debt Instrument [Line Items]
Maturity year	2047
Interest rate on notes	4.25%
Interest rate	4.27%
Floating Rate Notes, Due 2019
Debt Instrument [Line Items]
Maturity year	2019
Interest rate	2.13%
Floating Rate Notes, Due 2020
Debt Instrument [Line Items]
Maturity year	2020
Interest rate	2.10%
Floating Rate Notes, Due 2017
Debt Instrument [Line Items]
Maturity year	2017
Interest rate			2.10%
Trade Receivable Facility
Debt Instrument [Line Items]
Credit Facility interest rate			1.34%